Label	Element	Value
Mairs & Power Minnesota Municipal Bond ETF | State of Minnesota [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.30%
Mairs & Power Minnesota Municipal Bond ETF | Minnesota Higher Education Facilities Authority [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.60%
Mairs & Power Minnesota Municipal Bond ETF | University of Minnesota [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Mairs & Power Minnesota Municipal Bond ETF | City of Northfield MN [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Mairs & Power Minnesota Municipal Bond ETF | Forest Lake Independent School District No 831 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
Mairs & Power Minnesota Municipal Bond ETF | St Paul Independent School District No 625 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Mairs & Power Minnesota Municipal Bond ETF | County of Wright MN [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Mairs & Power Minnesota Municipal Bond ETF | City of St Cloud MN [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Mairs & Power Minnesota Municipal Bond ETF | City of Apple Valley MN [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Mairs & Power Minnesota Municipal Bond ETF | Housing & Redevelopment Authority of The City of St Paul Minnesota [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Mairs & Power Minnesota Municipal Bond ETF | AAA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	29.90%
Mairs & Power Minnesota Municipal Bond ETF | AA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	49.30%
Mairs & Power Minnesota Municipal Bond ETF | A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.00%
Mairs & Power Minnesota Municipal Bond ETF | BBB & Lower [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Mairs & Power Minnesota Municipal Bond ETF | Unrated [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Mairs & Power Minnesota Municipal Bond ETF | Cash & Cash Equivalent [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Mairs & Power Minnesota Municipal Bond ETF | Municipal Bonds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
Mairs & Power Minnesota Municipal Bond ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Mairs & Power Minnesota Municipal Bond ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%